Leases (Tables)	12 Months Ended
Mar. 31, 2026
Lease liabilities [abstract]
Disclosure of lease liabilities	Lease liabilities consist of the following:

	As of March 31,
(Unit： In millions)	2025	2026
Current portion	¥376	¥361
Non-current portion	901	549
Total	¥1,277	¥910

Disclosure of lease expenses
Amounts recognized in the consolidated statements of profit or loss and other comprehensive income are as follows:

	As of March 31,
(Unit： In millions)	2024	2025	2026
Interest expenses on lease liabilities	¥5	¥10	¥8
Expenses pertaining to short-term leases	1	—	—
Expenses pertaining to leases of low-value assets that are not short-term leases expenses	¥25	¥28	¥54